Investment Securities (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 securities	Dec. 31, 2011 securities
Available For Sale Securities Continuous Unrealized Loss Position Qualitative Disclosure [Abstract]
Number of securities, less than 12 months	46	1
Number of securities, 12 months or more	4	136
Number of securities, total	50	137
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Estimated Fair Value, Less than 12 months	$ 100	$ 15
Estimated Fair Value, 12 months or more	73	1,096
Estimated Fair Value, Total	173	1,111
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	(1)	(2)
Gross Unrealized Losses, 12 months or more	(4)	(73)
Gross Unrealized Losses, Total	(5)	(75)
Ratio Of Fair Value To Amortized Cost Between Ninety And One Hundred Percent [Member]
Available For Sale Securities Continuous Unrealized Loss Position Qualitative Disclosure [Abstract]
Number of securities, less than 12 months	46	0
Number of securities, 12 months or more	4	114
Number of securities, total	50	114
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Estimated Fair Value, Less than 12 months	100	0
Estimated Fair Value, 12 months or more	73	884
Estimated Fair Value, Total	173	884
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	(1)	0
Gross Unrealized Losses, 12 months or more	(4)	(35)
Gross Unrealized Losses, Total	(5)	(35)
Ratio Of Fair Value To Amortized Cost Less Than Ninety Percent [Member]
Available For Sale Securities Continuous Unrealized Loss Position Qualitative Disclosure [Abstract]
Number of securities, less than 12 months		1
Number of securities, 12 months or more		22
Number of securities, total		23
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Estimated Fair Value, Less than 12 months		15
Estimated Fair Value, 12 months or more		212
Estimated Fair Value, Total		227
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months		(2)
Gross Unrealized Losses, 12 months or more		(38)
Gross Unrealized Losses, Total		$ (40)